BALANCE SHEET	Sep. 30, 2021 EUR (€)
Current assets
Cash	€ 268,360
Prepaid expenses	121,450
Total Current Assets	389,810
Cash and marketable securities held in Trust Account	125,056,567
Total Assets	125,446,377
Current liabilities
Accrued expenses	1,152,917
Total Current Liabilities	1,152,917
Warrant Liability	223,850
Total Liabilities	1,376,767
Class A common stock subject to possible redemption, 12,500,000 shares at redemption value	125,000,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	0
Accumulated deficit	(930,739)
Total Stockholders’ Deficit	(930,390)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	125,446,377
Class A Common Stock [Member]
Stockholders’ Deficit
Common stock, value	37
Class B Common Stock [Member]
Stockholders’ Deficit
Common stock, value	€ 312